Cover Cover	Dec. 03, 2021
Entity Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	IDA
Document Type	8-K
Document Period End Date	Dec. 03, 2021
Entity File Number	1-14465
Entity Registrant Name	IDACORP, Inc.
Entity Tax Identification Number	82-0505802
Entity Address, Address Line One	1221 W. Idaho Street
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Address, City or Town	Boise,
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83702-5627
City Area Code	(208)
Local Phone Number	338-2200
Entity Incorporation, State or Country Code	ID
Security Exchange Name	NYSE
Idaho Power Company
Entity Information [Line Items]
Entity File Number	1-3198
Entity Registrant Name	Idaho Power Company
Entity Tax Identification Number	82-0130980